Stockholders' Equity (Details 1) - Stock options [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning	119,807	86,153	86,153	1,759,599
Weighted average exercise price outstanding, beginning	$ 82.25	$ 91.72	$ 91.72	$ 3.90
Weighted average remaining contractual life	7 years 9 months 18 days	8 years 7 months 24 days	8 years 1 month 13 days	8 years 8 months 15 days	9 years 4 months 6 days
Options granted	9,468	40,604	1,322,231	825,000
Weighted average exercise price, granted	$ 5.28	$ 62.14	$ 1.93	$ 1.26
Options expired or cancelled or forfeited	(415)	(200)	(312,628)
Weighted average exercise price, Options expired or cancelled or forfeited			$ 1.93
Options vested and exercisable	128,860	126,307	3,594,202
Weighted average exercise price vested and exercisable	$ 76.66	$ 82.27	$ 2.74
Weighted average exercise price, expired or cancelled or forfeited	$ 63.30	$ 63.30
Options outstanding, ending	128,860	126,557	119,807	86,153	1,759,599
Weighted average exercise price outstanding, ending	$ 76.66	$ 82.27	$ 82.25	$ 91.72	$ 3.90